Putnam Investments
One Post Office Square
Boston, MA 02109
December 30, 2009

Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

RE:	Putnam Convertible Income-Growth Trust (Reg. No. 2-43384) (811-02280) (the "Fund")
Post-Effective Amendment No. 47 to Registration Statement on Form N-1A

Ladies and Gentlemen:

We are filing the referenced Amendment pursuant to Rule 485(a) under the Securities Act of 1933 and Rule 8b-16 under the Investment Company Act of 1940 for review and comment by the Staff of the Commission. The Amendment is marked to show changes from the Prospectus and Statement of Additional Information dated February 28, 2009, filed with the Commission on February 26, 2009. The Amendment is expected to become effective on February 28, 2010.

The Summary Section of the prospectus has been revised to comply with the amendments to form N-1A that took effect on March 31, 2009. The prospectus and statement of additional information also reflect other changes that Putnam plans to incorporate in the prospectuses and SAIs of Putnam funds as they are updated.

Any comments or questions on this filing may be directed to the undersigned at 1-800-225-2465, Ext. 17705 or Carlo N. Forcione at Ext. 11224.

Very truly yours,

Jay Scott-Harris
Senior Legal Product Specialist

cc: James Thomas, Esq.
       Ropes & Gray LLP